KSOP Plan: (Details Text) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Ksop Plan Details Text [Abstract]
Cash contributions to the plan	$ 0	$ 169,000